Inventories	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
INVENTORIES
10	INVENTORIES

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Inventories	3,049,405	1,377,332	326,963

The amount of inventories recognized as an expense in cost of sales of the Group was RM 49,602,598 (USD 11,775,097) (June 30, 2024: RM 28,212,121).